Financial risk management objectives and policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 Rate	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in interest rate	0.50%
Percentage decrease in interest rate	0.50%
Percentage increase in price sensitivity	1.00%	1.00%
Percent decrease in price sensitivity		1.00%	1.00%
Euro, Algerian Dinar, West African CFA franc And Ugandan Shilling
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Egyptian Pound, Nigerian Naira, South African Rand, Moroccan Dirham, Kenys Shilling, Ghanaian Cedi and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Algerian Dinar, Kenyan Shilling, Ugandan Shilling, Nigerian Naira, South African Rand, UAE Dirham and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Ugandan Shilling and Egyptian Pound
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Bottom of Range
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	5.00%
Percentage decrease in functional currency rate	5.00%
Bottom of Range | Euro, Algerian Dinar, West African CFA franc And Ugandan Shilling
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	(0.80%)
Bottom of Range | Egyptian Pound, Nigerian Naira, South African Rand, Moroccan Dirham, Kenys Shilling, Ghanaian Cedi and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	6.90%
Bottom of Range | Algerian Dinar, Kenyan Shilling, Ugandan Shilling, Nigerian Naira, South African Rand, UAE Dirham and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	(6.40%)
Bottom of Range | Ugandan Shilling and Egyptian Pound
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	7.70%
Top of Range
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	10.00%
Percentage decrease in functional currency rate	10.00%
Top of Range | Euro, Algerian Dinar, West African CFA franc And Ugandan Shilling
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	6.00%
Top of Range | Egyptian Pound, Nigerian Naira, South African Rand, Moroccan Dirham, Kenys Shilling, Ghanaian Cedi and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	66.30%
Top of Range | Algerian Dinar, Kenyan Shilling, Ugandan Shilling, Nigerian Naira, South African Rand, UAE Dirham and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	3.80%
Top of Range | Ugandan Shilling and Egyptian Pound
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	56.90%